Revenues and Cost of Revenues (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues And Cost Of Revenues [Abstract]
Sales of marine petroleum products	$ 3,239,312	$ 3,673,881
Voyage revenues	10,213	12,204
Other Revenues	12,790	12,890
Total Revenues	3,262,315	3,698,975
Cost of marine petroleum products	3,112,866	3,533,673
Cost of voyage revenues	6,728	8,123
Cost of other revenues	2,516	768
Total Cost of Revenues	$ 3,122,110	$ 3,542,564